UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     May 22, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $118,277 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     1349    69673 SH       Sole                    40285        0    29388
AKAMAI TECHNOLOGIES INC        COM              00971t101     6318   325690 SH       Sole                   178880        0   146810
AMERICAN INTL GROUP INC        COM              026874107      124   124220 SH       Sole                    68815        0    55405
AMPHENOL CORP NEW              CL A             032095101     3063   107506 SH       Sole                    60684        0    46822
BROADCOM CORP                  CL A             111320107     5688   284698 SH       Sole                   155045        0   129653
COACH INC                      COM              189754104     4883   292402 SH       Sole                   161442        0   130960
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     8703   418620 SH       Sole                   235405        0   183215
DANAHER CORP DEL               COM              235851102     3063    56484 SH       Sole                    31054        0    25430
EBAY INC                       COM              278642103     3494   278165 SH       Sole                   161525        0   116640
FEDEX CORP                     COM              31428x106     2086    46897 SH       Sole                    24330        0    22567
FISERV INC                     COM              337738108     3337    91530 SH       Sole                    51823        0    39707
GAMESTOP CORP NEW              CL A             36467w109     6697   239000 SH       Sole                   135570        0   103430
GENENTECH INC                  COM NEW          368710406      760     8005 SH       Sole                     2185        0     5820
GOOGLE INC                     CL A             38259p508     2863     8226 SH       Sole                     4847        0     3379
JOHNSON CTLS INC               COM              478366107     1477   123122 SH       Sole                    73567        0    49555
KOHLS CORP                     COM              500255104     5837   137918 SH       Sole                    85225        0    52693
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2492    36755 SH       Sole                    20690        0    16065
MANITOWOC INC                  COM              563571108     2284   698373 SH       Sole                   395495        0   302878
MEMC ELECTR MATLS INC          COM              552715104     2352   142602 SH       Sole                    79240        0    63362
NII HLDGS INC                  CL B NEW         62913f201     7937   529125 SH       Sole                   286695        0   242430
NIKE INC                       CL B             654106103     3431    73177 SH       Sole                    39893        0    33284
ORACLE CORP                    COM              68389X105     3392   187732 SH       Sole                   104807        0    82925
ROCKWELL COLLINS INC           COM              774341101     2275    69704 SH       Sole                    39499        0    30205
SCHWAB CHARLES CORP NEW        COM              808513105     6291   405854 SH       Sole                   225051        0   180803
STAPLES INC                    COM              855030102     6912   381694 SH       Sole                   205887        0   175807
STRYKER CORP                   COM              863667101     2197    64556 SH       Sole                    34213        0    30343
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4077    90491 SH       Sole                    50961        0    39530
UNITED TECHNOLOGIES CORP       COM              913017109     2755    64095 SH       Sole                    36084        0    28011
UNITEDHEALTH GROUP INC         COM              91324p102     6099   291410 SH       Sole                   165025        0   126385
WALGREEN CO                    COM              931422109     3023   116455 SH       Sole                    65495        0    50960
WEATHERFORD INTERNATIONAL LT   REG              h27013103     3018   272632 SH       Sole                   154837        0   117795